Financial risk management objectives and policies - Concentration of credit risk table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Revenue from rendering of services	$ 44,206	$ 34,532	$ 30,840
Percentage of entity's revenue	100.00%	100.00%	100.00%
A [Member]
Disclosure of credit risk exposure [line items]
Revenue from rendering of services	$ 7,760	$ 5,492	$ 0
Percentage of entity's revenue	18.00%	16.00%	0.00%
B [Member]
Disclosure of credit risk exposure [line items]
Revenue from rendering of services	$ 6,955	$ 0	$ 0
Percentage of entity's revenue	16.00%	0.00%	0.00%
C [Member]
Disclosure of credit risk exposure [line items]
Revenue from rendering of services	$ 6,392	$ 6,740	$ 0
Percentage of entity's revenue	14.00%	19.00%	0.00%
D [Member]
Disclosure of credit risk exposure [line items]
Revenue from rendering of services	$ 0	$ 10,976	$ 4,830
Percentage of entity's revenue	0.00%	32.00%	16.00%
Major Charterer E [Member]
Disclosure of credit risk exposure [line items]
Revenue from rendering of services	$ 0	$ 0	$ 6,430
Percentage of entity's revenue	0.00%	0.00%	21.00%
Other [Member]
Disclosure of credit risk exposure [line items]
Revenue from rendering of services	$ 23,099	$ 11,324	$ 19,580
Percentage of entity's revenue	52.00%	33.00%	63.00%